Deposits	12 Months Ended
Mar. 31, 2014
Banking And Thrift [Abstract]
Deposits

NOTE 6 - DEPOSITS

	March 31,
	2014			2013
	Weighted Average Rate	Amount	Percent	Weighted Average Rate	Amount	Percent
	(Dollars In Thousands)
Demand accounts:
Non-interest bearing	0.00%	$17,101	2.24%	0.00%	$13,228	1.73%
Crystal Checking	0.15	13,281	1.74	0.20	14,428	1.89
NOW	0.10	24,550	3.21	0.10	23,226	3.04
Super NOW	0.15	205	0.03	0.20	216	0.03
Money Market	0.15	19,958	2.61	0.20	19,356	2.53

	0.10	75,095	9.83	0.13	70,454	9.22
Savings and club accounts	0.15	149,981	19.63	0.20	127,957	16.76
Certificates of deposit	1.24	538,836	70.54	1.36	565,281	74.02

Total Deposits	0.91%	$763,912	100.00%	1.05%	$763,692	100.00%

Certificates of deposit with balances of $100,000 or more at March 31, 2014 and 2013 totaled approximately $216.7 million and $216.7 million, respectively. The Bank’s deposits are insurable to applicable limits established by the Federal Deposit Insurance Corporation. The maximum deposit insurance amount is $250,000.

The scheduled maturities of certificates of deposit are as follows:

	March 31,
	2014	2013
	(In Thousands)
One year or less	$287,294	$321,254
After one to two years	130,439	141,160
After two to three years	49,032	58,527
After three to four years	18,408	6,298
After four years to five years	38,382	13,318
Thereafter	15,281	24,724

	$538,836	$565,281

Interest expense on deposits consists of the following:

	Years Ended March 31,
	2014	2013	2012
	(In Thousands)
Demand	$80	$111	$195
Savings and club	418	324	518
Certificates of deposits	7,204	9,042	11,932

	$7,702	$9,477	$12,645